Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of accounts payable to related parties

The Company’s accounts payable to related parties are comprised as follows:

	At December 31,
	2022	2021
	(in Euros)
OSR - San Raffaele Hospital	€150,206	€25,047
Richard Slansky	1,584	-
Carlo Russo (former XDG Biomed)	198	-
Total	€151,988	€25,047

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At December 31,
	2022	2021
	(in Euros)
OSR - San Raffaele Hospital	€176,559	€19,201
Pierluigi Paracchi	112,501	25,000
Richard Slansky	81,369	53,502
Carlo Russo (former XDG Biomed)	118,778	34,438
Total	€489,207	€132,141

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	For the Year Ended December 31, 2022
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€804,341	€726,082	€1,530,423
Materials & supplies	2,790,982	-	2,790,982
Compensation (including share-based)	412,085	580,196	992,281
Other	25,276	-	25,276
Total	€4,032,684	€1,306,278	€5,338,962

	For the Year Ended December 31, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€946,156	€711,464	€1,657,620
Materials & supplies	1,231,019	-	1,231,019
Compensation (including share-based)	284,957	214,892	499,849
Travel & entertainment	-	596	596
Other	1,593	-	1,593
Total	€2,463,725	€926,952	€3,390,677

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€1,454,576	€2,009,884	€3,464,460
Materials & supplies	709,183	3,124	712,307
Compensation (including share-based)	145,700	326,400	472,100
Travel & entertainment	16,742	17,724	34,466
Other	5,128	-	5,128
Total	€2,331,329	€2,357,132	€4,688,461

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	For the Year Ended December, 2022
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€1,293,880	€1,268,974	€2,562,854
Accounting, legal & other professional	781,817	-	781,817
Communication & IT related	171,380	-	171,380
Facility & insurance related	1,241,692	14,815	1,256,507
Consultants & other third parties	593,788	-	593,788
Other	331,824	6,860	338,684
Total	€4,414,381	€1,290,649	€5,705,030

	For the Year Ended December, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€353,177	€567,624	€920,801
Accounting, legal & other professional	390,134	-	390,134
Communication & IT related	52,230	-	52,230
Facility & insurance related	71,181	14,399	85,580
Consultants & other third parties third	675,688	-	675,688
Other	164,468	7,695	172,163
Total	€1,706,878	€589,718	€2,296,596

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€191,998	€298,628	€490,626
Accounting, legal & other professional	239,861	-	239,861
Communication & IT related	64,430	-	64,430
Facility & insurance related	24,685	14,402	39,087
Consultants & other third parties	59,648	1,495	61,143
Other	6,618	-	6,618
Total	€587,240	€314,525	€901,765